Deposits Paid for Acquisition of Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Deposits Paid for Acquisition of Property, Plant and Equipment [Abstract]
Schedule of Deposits Paid for Acquisition of Property, Plant and Equipment
	As of December 31,
	2022	2023
	USD’000	USD’000
Deposits paid for acquisition of property, plant and equipment	6,860	—